Collaboration Agreement - Additional Information (Q2) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 17, 2021	Jun. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from collaborative arrangement		$ 1,657	$ 2,114	$ 2,679	$ 5,646	$ 8,044	$ 6,896
Class C Preferred Units
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock price per share									$ 4.0008
License And Research Collaboration Agreement | Merck
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payments received	$ 15,000
Collaborative arrangement, milestone payments receivable								$ 5,000
Deferred revenue additions	15,000			2,600		5,000
Revenue remaining performance obligation						100
Revenue from collaborative arrangement						$ 8,000
Deferred revenue		$ 2,400		2,400
License And Research Collaboration Agreement | Merck | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from collaborative arrangement				$ 100
License And Research Collaboration Agreement | Merck | Class C Preferred Units
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock price per share									$ 4.0008
License And Research Collaboration Agreement | Merck | Research and Development | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, milestone payments receivable	280,000
License And Research Collaboration Agreement | Merck | Sales Based | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, milestone payments receivable	$ 250,000